Stock options (Schedule of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Oct. 31, 2022 share $ / shares	Oct. 31, 2021 share $ / shares	Oct. 31, 2020 share $ / shares
Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	11,700,000	2,200,000	5,730,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.06	$ 0.1	$ 0.25
Number of share options cancelled in share-based payment | share			(2,040,000)
Weighted average exercise price of share options cancelled in share-based payment arrangement | $ / shares			$ 0.25
Number of share options granted in share-based payment arrangement | share	2,025,000	9,500,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.07	$ 0.06
Number of share options expired in share-based payment arrangement | share	(2,000,000)		(1,490,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 0.07		$ 0.46
Number of share options outstanding in share-based payment arrangement at end of period | share	11,725,000	11,700,000	2,200,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.06	$ 0.06	$ 0.1